Corporate Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Country Employees Brand	Dec. 31, 2024 USD ($) Employees	Dec. 31, 2023 USD ($) Employees
Disclosure Of Corporate Information [line items]
Number of employees | Employees	136,805	143,885	154,540
Revenue | $	$ 59,320	$ 59,768	$ 59,380
Anheuser-Busch InBev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	137,000
Number of countries where the entity operates | Country	40
Revenue | $	$ 59,300
Anheuser-Busch InBev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	400
Brewing heritage periods	600 years